                                                                               .
                                                                               .
                                                                               .

FORD CREDIT AUTO OWNER TRUST 2009-B
MONTHLY INVESTOR REPORT

Collection Period                                                                                              May/June 2009
Payment Date                                                                                                       7/15/2009
Transaction Month                                                                                                          1

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at
http://www.fordcredit.com/institutionalinvestments/index.jhtml.


I. ORIGINAL DEAL PARAMETERS

                                                                                                      WEIGHTED AVG REMAINING
                                                      DOLLAR AMOUNT          # OF RECEIVABLES            TERM AT CUTOFF DATE
Initial Pool Balance                              $2,308,504,668.66                   114,709                    57.4 months
Original Securities:                                  DOLLAR AMOUNT        NOTE INTEREST RATE   FINAL SCHEDULED PAYMENT DATE
 Class A-1 Notes                                    $560,000,000.00                  0.98795%                  June 15, 2010
 Class A-2 Notes                                    $341,000,000.00                    2.100%              November 15, 2011
 Class A-3 Notes                                    $747,000,000.00                    2.790%                August 15, 2013
 Class A-4 Notes                                    $287,300,000.00                    4.500%                  July 15, 2014
                                                    ---------------
    Total                                         $1,935,300,000.00

II. AVAILABLE FUNDS

                                                                                                                   MAY/JUNE
INTEREST:                                                       MAY                      JUNE              COLLECTION PERIOD
 Interest Collections                                $10,749,829.75            $11,114,176.30                 $21,864,006.05

PRINCIPAL:
 Principal Collections                               $44,120,965.47            $45,040,182.70                 $89,161,148.17
 Prepayments in Full                                 $47,451,932.82            $29,886,054.35                 $77,337,987.17
 Liquidation Proceeds                                    $36,995.73               $144,607.75                    $181,603.48
 Recoveries                                                   $0.00                     $0.00                          $0.00
                                                              -----                     -----                          -----
   SUB TOTAL                                         $91,609,894.02            $75,070,844.80                $166,680,738.82
                                                     --------------            --------------                ---------------
COLLECTIONS                                         $102,359,723.77            $86,185,021.10                $188,544,744.87

PURCHASE AMOUNTS:
 Purchase Amounts Related to Principal                $1,768,454.30               $661,910.74                  $2,430,365.04
 Purchase Amounts Related to Interest                     $9,037.85                 $3,775.32                     $12,813.17
                                                          ---------                 ---------                     ----------
   SUB TOTAL                                          $1,777,492.15               $665,686.06                  $2,443,178.21

Clean Up Call                                                 $0.00                     $0.00                          $0.00

Reserve Account Draw Amount                                   $0.00                     $0.00                          $0.00
                                                                                                                       -----
AVAILABLE FUNDS - TOTAL                             $104,137,215.92            $86,850,707.16                $190,987,923.08

FORD CREDIT AUTO OWNER TRUST 2009-B
MONTHLY INVESTOR REPORT

Collection Period                                                                                              May/June 2009
Payment Date                                                                                                       7/15/2009
Transaction Month                                                                                                          1

III. DISTRIBUTIONS

                                                                                               CARRYOVER          REMAINING
                                              CALCULATED AMOUNT      AMOUNT PAID   SHORTFALL   SHORTFALL     AVAILABLE FUNDS
Trustee Fees and Expenses                                 $0.00            $0.00       $0.00       $0.00     $190,987,923.08
May/June Servicing Fee                            $3,769,676.63    $3,769,676.63       $0.00       $0.00     $187,218,246.45
Interest - Class A-1 Notes                          $553,252.00      $553,252.00       $0.00       $0.00     $186,664,994.45
Interest - Class A-2 Notes                          $716,100.00      $716,100.00       $0.00       $0.00     $185,948,894.45
Interest - Class A-3 Notes                        $2,084,130.00    $2,084,130.00       $0.00       $0.00     $183,864,764.45
Interest - Class A-4 Notes                        $1,292,850.00    $1,292,850.00       $0.00       $0.00     $182,571,914.45
Priority Principal Payment                       $50,470,639.41   $50,470,639.41       $0.00       $0.00     $132,101,275.04
Reserve Account Deposit                                   $0.00            $0.00       $0.00       $0.00     $132,101,275.04
Regular Principal Payment                       $509,529,360.59  $132,101,275.04       $0.00       $0.00               $0.00
Additional Trustee Fees and                               $0.00            $0.00       $0.00       $0.00               $0.00
Residual Released to Depositor                            $0.00            $0.00       $0.00       $0.00               $0.00
                                                                           -----
TOTAL                                                            $190,987,923.08

                                                               PRINCIPAL PAYMENT:
                                                                      Priority Principal Payment              $50,470,639.41
                                                                      Regular Principal Payment              $132,101,275.04
                                                                                                             ---------------
                                                                      TOTAL                                  $182,571,914.45

IV. NOTEHOLDER PAYMENTS

                       NOTEHOLDER PRINCIPAL PAYMENTS      NOTEHOLDER INTEREST PAYMENTS            TOTAL PAYMENT
                                ACTUAL   PER $1,000 OF          ACTUAL    PER $1,000 OF           ACTUAL      PER $1,000 OF
                                              ORIGINAL                         ORIGINAL                    ORIGINAL BALANCE
                                               BALANCE                          BALANCE
Class A-1 Notes        $182,571,914.45         $326.02     $553,252.00            $0.99  $183,125,166.45             $327.01
Class A-2 Notes                  $0.00           $0.00     $716,100.00            $2.10      $716,100.00               $2.10
Class A-3 Notes                  $0.00           $0.00   $2,084,130.00            $2.79    $2,084,130.00               $2.79
Class A-4 Notes                  $0.00           $0.00   $1,292,850.00            $4.50    $1,292,850.00               $4.50
                                 -----                   -------------                     -------------
TOTAL                  $182,571,914.45                   $4,646,332.00                   $187,218,246.45

FORD CREDIT AUTO OWNER TRUST 2009-B
MONTHLY INVESTOR REPORT

Collection Period                                                                                                     May/June 2009
Payment Date                                                                                                              7/15/2009
Transaction Month                                                                                                                 1

V. NOTE BALANCE AND POOL INFORMATION

                                                      BEGINNING OF PERIOD                             END OF PERIOD
                                                            BALANCE           NOTE FACTOR              BALANCE          NOTE FACTOR
Class A-1 Notes                                     $560,000,000.00             1.0000000     $377,428,085.55             0.6739787
Class A-2 Notes                                     $341,000,000.00             1.0000000     $341,000,000.00             1.0000000
Class A-3 Notes                                     $747,000,000.00             1.0000000     $747,000,000.00             1.0000000
Class A-4 Notes                                     $287,300,000.00             1.0000000     $287,300,000.00             1.0000000
                                                    ---------------             ---------     ---------------             ---------
TOTAL                                             $1,935,300,000.00             1.0000000   $1,752,728,085.55             0.9056622

POOL INFORMATION - MAY
 Weighted Average APR                                                              5.806%                                     5.737%
 Weighted Average Remaining Term                                                    57.40                                      56.62
 Number of Receivables Outstanding                                                114,709                                    111,541
 Pool Balance                                                           $2,308,504,668.66                          $2,215,107,286.99
 Adjusted Pool Balance (Pool Balance - YSOC Amount)                     $2,037,195,973.67                          $1,952,288,189.59
 Pool Factor                                                                    1.0000000

POOL INFORMATION - JUNE
Weighted Average APR                                                               5.737%                                     5.699%
Weighted Average Remaining Term                                                     56.62                                      55.81
Number of Receivables Outstanding                                                 111,541                                    108,839
Pool Balance                                                            $2,215,107,286.99                          $2,139,289,398.48
Adjusted Pool Balance (Pool Balance - YSOC Amount)                      $1,952,288,189.59                          $1,884,829,360.59
Pool Factor                                                                                                               0.9266992

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance                                                                                             $23,085,046.69
Targeted Credit Enhancement Amount                                                                                    $32,089,340.98
Yield Supplement Overcollateralization Amount                                                                        $254,460,037.89
Targeted Overcollateralization Amount                                                                                $406,068,050.34
Actual Overcollateralization Amount (EOP Pool Balance - EOP  Note Balance)                                           $386,561,312.93
Fixed Overcollateralization                                                                                          $142,603,718.16

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance                                                                                     $23,085,046.69
Reserve Account Deposits Made                                                                                                   0.00
Reserve Account Draw Amount                                                                                                     0.00
                                                                                                                                ----
Ending Reserve Account Balance                                                                                        $23,085,046.69
Change in Reserve Account Balance                                                                                              $0.00

Specified Reserve Balance                                                                                             $23,085,046.69

FORD CREDIT AUTO OWNER TRUST 2009-B
MONTHLY INVESTOR REPORT

Collection Period                                                                                          May/June 2009
Payment Date                                                                                                   7/15/2009
Transaction Month                                                                                                      1

VIII. NET LOSSES AND DELINQUENT RECEIVABLES - MAY

                                                                                     # OF RECEIVABLES             AMOUNT
Realized Loss                                                                                     172         $19,033.35
(Recoveries)                                                                                        0              $0.00
                                                                                                                   -----
NET LOSSES FOR CURRENT COLLECTION PERIOD (MAY)                                                                $19,033.35
Cumulative Net Losses Last Collection                                                                              $0.00
                                                                                                                   -----
CUMULATIVE NET LOSSES FOR ALL COLLECTION PERIODS                                                              $19,033.35

Ratio of Net Losses for Current Collection Period (May) to Beginning of Period Pool Balance (annualized)           0.01%

DELINQUENT RECEIVABLES:

                                                               % OF EOP POOL         # OF RECEIVABLES             AMOUNT
31-60 Days Delinquent                                                       0.42%                 479      $9,330,900.56
61-90 Days Delinquent                                                       0.00%                   1         $39,398.05
91-120 Days Delinquent                                                      0.00%                   0              $0.00
Over 120 Days Delinquent                                                    0.00%                   0              $0.00
                                                                            -----                   -              -----
TOTAL DELINQUENT RECEIVABLES                                                0.42%                 480      $9,370,298.61

REPOSSESION INVENTORY:

Repossesed in the Current Collection Period (May)                                                  13        $263,994.69
Total Repossesed Inventory                                                                         11        $263,994.69
NET LOSSES AND DELINQUENT RECEIVABLES - JUNE

                                                                                     # OF RECEIVABLES             AMOUNT
Realized Loss                                                                                     250         $85,132.97
(Recoveries)                                                                                        0              $0.00
                                                                                                                   -----
NET LOSSES FOR CURRENT COLLECTION PERIOD (JUNE)                                                               $85,132.97
Cumulative Net Losses Last Collection Period                                                                  $19,033.35
                                                                                                              ----------
CUMULATIVE NET LOSSES FOR ALL COLLECTION PERIODS                                                             $104,166.32

Ratio of Net Losses for Current Collection Period (June) to Beginning of Period Pool Balance (June)                0.05%

DELINQUENT RECEIVABLES:

                                                               % OF EOP POOL         # OF RECEIVABLES             AMOUNT
31-60 Days Delinquent                                                       0.69%                 717     $14,762,865.02
61-90 Days Delinquent                                                       0.05%                  45        $994,481.05
91-120 Days Delinquent                                                      0.00%                   1         $39,398.05
Over 120 Days Delinquent                                                    0.00%                   0              $0.00
                                                                            -----                   -              -----
TOTAL DELINQUENT RECEIVABLES                                                0.74%                 763     $15,796,744.12
REPOSSESION INVENTORY:
Repossesed in the Current Collection Period (June)                                                 63      $1,313,898.74
Total Repossesed Inventory                                                                         62      $1,415,336.40

FORD CREDIT AUTO OWNER TRUST 2009-B
MONTHLY INVESTOR REPORT

Collection Period                                                                                          May/June 2009
Payment Date                                                                                                   7/15/2009
Transaction Month                                                                                                      1

RATIO OF NET LOSSES TO THE AVERAGE POOL BALANCE FOR THE COLLECTION PERIOD*:
Second Preceding Collection Period                                                                               0.0000%
Preceding Collection Period (May)                                                                                0.0101%
Current Collection Period (June)                                                                                 0.0469%
Three Month Average                                                                                              0.0000%
NUMBER OF 61+ DELINQUENT RECEIVABLES TO EOP NUMBER OF OUTSTANDING RECEIVABLES*:
Second Preceding Collection Period                                                                               0.0000%
Preceding Collection Period (May)                                                                                0.0009%
Current Collection Period (June)                                                                                 0.0423%
Three Month Average                                                                                              0.0000%

* First three months will report month over month losses/delinquencies rather than Collection Period over Collection Period.